Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash	$ 2,992	$ 2,598
Accounts receivable, net of allowances for bad debts and cash discounts of $183 and $100 at March 31, 2023 and 2022, respectively	49,367	35,671
Inventories	86,246	67,946
Current portion of derivative assets	536	4,241
Other current assets	4,515	14,906
TOTAL CURRENT ASSETS	143,656	125,362
PROPERTY, PLANT AND EQUIPMENT:
Land	1,670	1,180
Buildings and yard improvements	28,550	8,582
Machinery and equipment	51,001	30,422
Construction in process	1,167	15,925
Less accumulated depreciation	(28,455)	(26,003)
Property, plant, and equipment, net	53,933	30,106
OTHER ASSETS:
Cash value of officers’ life insurance and other assets	453	157
Operating lease right-of-use asset	1,270	113
Deferred income tax asset	0	2,133
Income taxes recoverable	0	1,404
TOTAL ASSETS	199,312	159,275
CURRENT LIABILITIES:
Accounts payable and accrued expenses	36,847	44,804
Income taxes payable	774	0
Dividends payable	148	137
Contribution to retirement plan	350	250
Employee compensation and related expenses	4,650	1,086
Current portion of financing lease	107	105
Current portion of derivative liability	2,212	14,429
TOTAL CURRENT LIABILITIES	45,088	60,811
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	96	119
DEFERRED INCOME TAX LIABILITY	4,357	0
OTHER NON-CURRENT LIABILITIES	1,222	222
ASSET BASED LENDING FACILITY	33,117	18,436
TOTAL LIABILITIES	83,880	79,588
COMMITMENTS AND CONTINGENCIES (SEE NOTE 12)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000, Issued shares — 8,868,716 shares and 8,344,975 shares at March 31, 2023 and 2022, respectively :	8,869	8,345
Additional paid-in capital	35,005	30,442
Accumulated other comprehensive loss	(317)	(10,268)
Treasury stock at cost (1,493,128 shares and 1,488,966 shares at March 31, 2023 and 2022, respectively)	(7,778)	(7,741)
Retained earnings	79,653	58,909
TOTAL STOCKHOLDERS’ EQUITY	115,432	79,687
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 199,312	$ 159,275